Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of goodwil

 Schedule of goodwill

	Enthusiast Properties	TSR	Luminosity	Steel Media	Omnia	Addicting Games	Outplayed	Total

Balance, December 31, 2019	$54,467,041	$20,898,598	$6,003,150	$1,890,627	$-	$-	$-	$83,259,416
Mergers and Acquisitions (Note 5)	-	-	-	-	22,921,670	-	-	22,921,670
Balance, December 31, 2020	$54,467,041	$20,898,598	$6,003,150	$1,890,627	$22,921,670	$-	$-	$106,181,086
Mergers and Acquisitions (Note 5)	21,496,335	-	-	-	-	28,947,665	37,844,194	88,288,194
Effect of movement in foreign exchange rates	299,900	-	-	-	-	334,749	(6,270)	628,379
Balance, December 31, 2021	$76,263,276	$20,898,598	$6,003,150	$1,890,627	$22,921,670	$29,282,414	$37,837,924	$195,097,659